Financial instruments - fair values - Summary of Private Warrants of Unobservable Inputs (Details) - Level 3 of fair value hierarchy [member] - Warrant Liabilities [Member]	6 Months Ended
Jun. 30, 2022 yr $ / shares
Disclosure of Warrants Liability Was Valued Using a Black Scholes Model [Line Items]
Share price	$ 4.1
Exercise price	$ 11.5
Volatility	44.30%
Time to expiration (years) | yr	3.25
Risk-free rate	2.99%